Average Annual Total Returns - ETF - Vanguard Utilities Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	24.92%	10.42%	12.00%	24.05%	9.58%	11.19%	15.31%	8.11%	9.80%	25.01%	10.42%	12.00%	25.03%	10.50%	12.13%	25.03%	10.50%		31.09%	11.27%	13.48%	25.03%	10.50%	12.13%